Capital commitments (Tables)	12 Months Ended
Dec. 31, 2021
Capital commitments [abstract]
Schedule of capital commitments
The Group has significant capital expenditure contracted for the end of the reporting period but not recognised as liabilities is as follows:

	December 31, 2021	December 31, 2020
	£’000	£’000
Assets under construction	1,068	83
Plant & Equipment	2,065	972
	3,133	1,055